S000027244 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	192 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex USA Index (Net) (reflects deduction for withholding taxes but not for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	7.91%	8.41%	6.22%
Performance Inception Date				Dec. 31, 2009
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	36.95%	11.96%	9.31%	7.66%
Performance Inception Date				Dec. 31, 2009
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	34.47%	10.88%	8.57%	7.04%
Performance Inception Date				Dec. 31, 2009
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	23.95%	9.55%	7.62%	6.36%
Performance Inception Date				Dec. 31, 2009
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	36.59%	11.68%	9.04%	7.40%
Performance Inception Date				Dec. 31, 2009